Thrivent Small Cap Stock Portfolio Investment Objectives and Goals - Thrivent Small Cap Stock Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Small Cap Stock Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Thrivent Small Cap Stock Portfolio (the "Portfolio") seeks long-term capital growth.